STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 11. STOCK BASED COMPENSATION

Stock Incentive Plans

On November 4, 2020, the Board adopted, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan.

The 2020 Plan replaces the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan which was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan. As of December 31, 2022, the number of securities remaining available for future issuance under the 2020 Plan is 155,000.

The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; or (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan. Shares of common stock repurchased by the Company on the open market or shares of common stock withheld upon vesting of restricted common stock to satisfy the Company’s tax withholding obligation will not be added back to the shares of common stock available for issuance under the 2020 Plan.

The following table summarizes employee and nonemployee stock-based compensation for the years ended December 31, 2022 and 2021:

	Year Ending December 31,
Amounts in (000’s)	2022	2021
Employee compensation:
Restricted stock	$233	$481
Total employee stock-based compensation expense	$233	$481
Non-employee compensation:
Restricted stock	$—	$—
Total non-employee stock-based compensation expense	$—	$—
Total stock-based compensation expense	$233	$481

Common Stock Options

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2022 and 2021:

	Number of Options (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2020	13	$47.53	3.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—	—
Outstanding and vested at December 31, 2021	13	$47.53	2.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—
Outstanding and vested at December 31, 2022	13	$47.53	1.6	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money options.

No stock options were granted during the years ended December 31, 2022 and December 31, 2021. At December 31, 2022, the Company has no unrecognized compensation expense related to options.

The following summary information reflects stock options outstanding, vested, and related details as of December 31, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$15.72 - $47.99	9	2.0	$46.81	9	$46.81
$48.00 - $51.60	4	0.8	$48.96	4	$48.96
Total	13	1.6	$47.53	13	$47.53

Common Stock Warrants

The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards.

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2022 and 2021:

	Number of Warrants (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2020	58	$52.09	3.0	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	(15)	$50.28		$—
Outstanding and vested at December 31, 2021	43	$52.71	2.6	$—
Granted		$—
Exercised		$—
Forfeited		$—
Expired	(8)	$49.76		$—
Outstanding and vested at December 31, 2022	35	$53.31	1.9

(a)	Represents the aggregate gain on exercise for vested in-the-money warrants.

No warrants were granted during the years ended December 31, 2022 and December 31, 2021. The Company has no unrecognized compensation expense related to common stock warrants as of December 31, 2022.

The following summary information reflects warrants outstanding, vested, and related details as of December 31, 2022:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$36.00 - $47.99	1	0.8	$47.52	1	$47.52
$48.00 - $59.99	32	1.8	$52.50	32	$52.50
$60.00 - $70.80	2	0.4	$70.80	2	$70.80
Total	35	1.9	$53.31	35	$53.31

Restricted Stock

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2022 and 2021:

	Number of Shares (000’s)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	14	$3.60
Granted	87	$13.01
Vested	(22)	$7.18
Forfeited	—	$-
Unvested at December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(29)	$13.01
Forfeited	(23)	$12.95
Unvested at December 31, 2022	51	$8.99

For restricted stock unvested at December 31, 2022, approximately $0.2 million in compensation expense will be recognized over the next year.